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                       MORGAN STANLEY S&P 500 INDEX FUND
                           1221 Avenue of the Americas
                            New York, New York 10020






                                                     November 4, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re: Morgan Stanley S&P 500 Index Fund
    File Number 333-29721
    Rule 497(j) Filing


Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on October 30, 2003.


                                                Very truly yours,
                                            /s/ Sheldon Winicour
                                                -------------------------
                                                Sheldon Winicour
                                                Assistant Secretary



cc: Barry Fink Esq.
      Larry Greene